CHANGES IN EQUITY - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At December 31, 2022		R$ 83,327.8		R$ 84,017.6		R$ 75,151.2
At January 1, 2022		84,017.6		75,151.2		62,556.0
Issue of equity		R$ 23.7		R$ 9.0
Issued capital [member]
IfrsStatementLineItems [Line Items]
abev_EquitySharesOutstanding	[1]	15,750.2		15,744.4		15,735.1
At December 31, 2022	[1]	R$ 58,130.5		R$ 58,042.5		R$ 57,899.1
abev_EquitySharesOutstanding		15,744.4	[1]	15,735.1	[1]	15,733.6
At January 1, 2022		R$ 58,042.5	[1]	R$ 57,899.1	[1]	R$ 57,866.8
abev_IssueOfEquityShares	[2]	5.8		9.3		1.5
Issue of equity	[2]	R$ 88.0		R$ 143.4		R$ 32.3

[1]	The capital stock is fully subscribed and paid up.
[2]	Capital increase related to the issue of shares.